Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2022
Fixed Assets [Abstract]
Schedule of property, plant, and equipment balances
		As of December 31, 2022
	Net opening balance as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Buildings	144,731	311,363	(165,563)	145,800
Land	15,478	15,021	-	15,021
Equipment	57,569	296,022	(247,744)	48,278
Other	19,161	99,536	(70,540)	28,996
Total	236,939	721,942	(483,847)	238,095

		As of December 31, 2021
	Net opening balance as of January 1, 2021	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Buildings	152,247	306,153	(161,422)	144,731
Land	15,447	15,478	-	15,478
Equipment	52,448	278,176	(220,607)	57,569
Other	20,712	82,433	(63,272)	19,161
Total	240,854	682,240	(445,301)	236,939

Schedule of changes in value of property, plant, and equipment
2022	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2022	306,153	15,478	278,176	82,433	682,240
Additions	26,690	-	14,941	16,762	58,393
Disposals	(15,684)	(457)	(410)	(2,139)	(18,690)
Impairment due to damage	-	-	-	-	-
Other	(5,796)	-	3,315	2,480	(1)
Balances as of December 31, 2022	311,363	15,021	296,022	99,536	721,942

2021	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2021	293,022	15,477	243,084	75,159	626,742
Additions	16,687	1	37,275	4,032	57,995
Disposals	(52)	-	(1,854)	(592)	(2,498)
Impairment due to damage	-	-	-	-	-
Other	(3,504)	-	(329)	3,834	1
Balances as of December 31, 2021	306,153	15,478	278,176	82,433	682,240

Schedule of accumulated depreciation
2022	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(161,422)	-	(220,607)	(63,272)	(445,301)
Depreciation charges in the period	(19,481)	-	(27,498)	(9,318)	(56,297)
Sales and disposals in the period	15,340	-	361	2,050	17,751
Other	-	-	-	-	-
Balances as of December 31, 2022	(165,563)	-	(247,744)	(70,540)	(483,847)

2021	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2021	(140,805)	-	(190,636)	(54,447)	(385,888)
Depreciation charges in the period	(20,620)	-	(30,976)	(9,308)	(60,904)
Sales and disposals in the period	3	-	1,005	483	1,491
Other	-	-	-	-	-
Balances as of December 31, 2021	(161,422)	-	(220,607)	(63,272)	(445,301)